CONVERTIBLE NOTES PAYABLE	12 Months Ended
Mar. 31, 2017
CONVERTIBLE NOTES PAYABLE [Text Block]

NOTE 15 – CONVERTIBLE NOTES PAYABLE

During the year ended March, 31 2017, the Company entered into a promissory notes totaling $360,000 of which $50,000 was repaid and the remaining amount of $310,000 was converted into equity on March 31, 2016.

During the year ended March 31, 2017, the Company entered into promissory notes totaling $260,000 of which $50,000 was repaid and the remaining amount of $260,000 was converted into equity on March 31, 2017.

On March 31, 2016, the Company entered into a promissory note and warrant exchange agreement (the “ March Exchange Agreement”) with six holders of our promissory notes (each, a “Note”) in the aggregate principal amount of $310,000 and warrants (each, a “March Warrant”) to purchase an aggregate of 88,563 shares of our common stock, whereby the Company exchanged the holders’ Notes and March Warrants, for no additional consideration, for an aggregate of 551,246 shares of our common stock (the “March Exchange”), and following the March Exchange, the Notes and March Warrants were automatically cancelled and terminated and the holders have no further rights pursuant to the Notes, March Warrants and any agreement or instrument pursuant to which such Notes or March Warrants were issued.